Derivative Financial Instruments - Fair Value and Notional Amounts of Derivative Instruments (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Notional amounts
Total derivative liabilities	$ (176.2)	$ (9.7)
Fair value
Fair value	(6.1)	(1.1)
Forwards
Notional amounts
Total derivative liabilities	(176.2)	(9.7)
Fair value
Fair value	$ (6.1)	$ (1.1)